Quarterly Data (Schedule Of Unaudited Quarterly Data) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	May 26, 2013	Feb. 24, 2013	Nov. 25, 2012	Aug. 26, 2012	May 27, 2012	Feb. 26, 2012	Nov. 27, 2011	Aug. 28, 2011	May 26, 2013	May 27, 2012	May 29, 2011
Condensed Financial Statements [Line Items]
Sales	$ 2,299.0	$ 2,258.2	$ 1,960.0	$ 2,034.8	$ 2,065.6	$ 2,159.7	$ 1,831.5	$ 1,942.0	$ 8,551.9	$ 7,998.7	$ 7,500.2
Earnings before income taxes	159.8	173.2	43.1	146.3	200.7	217.8	72.5	147.0	522.4	638.0	647.6
Earnings from continuing operations	133.3	134.5	33.7	111.0	151.6	164.1	54.1	106.8	412.6	476.5	478.7
Losses from discontinued operations	(0.1)	(0.1)	(0.1)	(0.2)	(0.4)	0	(0.4)	(0.2)	(0.7)	(1.0)	(2.4)
Net earnings	$ 133.2	$ 134.4	$ 33.6	$ 110.8	$ 151.2	$ 164.1	$ 53.7	$ 106.6	$ 411.9	$ 475.5	$ 476.3
Basic net earnings per share:
Earnings from continuing operations, Basic (in dollars per share)	$ 1.03	$ 1.04	$ 0.26	$ 0.87	$ 1.18	$ 1.28	$ 0.42	$ 0.80	$ 3.20	$ 3.66	$ 3.50
Losses from discontinued operations, Basic (in dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ (0.01)	$ 0.00	$ 0.00	$ (0.01)	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)
Net earnings (in dollars per share)	$ 1.03	$ 1.04	$ 0.26	$ 0.86	$ 1.18	$ 1.28	$ 0.41	$ 0.80	$ 3.19	$ 3.65	$ 3.48
Diluted net earnings per share:
Earnings from continuing operations, Diluted (in dollars per share)	$ 1.01	$ 1.02	$ 0.26	$ 0.85	$ 1.15	$ 1.25	$ 0.41	$ 0.78	$ 3.14	$ 3.58	$ 3.41
Losses from discontinued operations, Diluted (in dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.01)	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)
Net earnings (in dollars per share)	$ 1.01	$ 1.02	$ 0.26	$ 0.85	$ 1.15	$ 1.25	$ 0.40	$ 0.78	$ 3.13	$ 3.57	$ 3.39
Dividends paid per share (dollars per share)	$ 0.5	$ 0.50	$ 0.50	$ 0.50	$ 0.43	$ 0.43	$ 0.43	$ 0.43	$ 2	$ 1.72
Maximum
Stock price:
Stock price (dollars per share)	$ 54.21	$ 54.19	$ 57.93	$ 54.09	$ 55.84	$ 51.90	$ 49.2	$ 53.81	$ 57.93	$ 55.84
Minimum
Stock price:
Stock price (dollars per share)	$ 44.81	$ 44.11	$ 50	$ 48.39	$ 48.49	$ 41.65	$ 40.69	$ 43.85	$ 44.11	$ 40.69